Wireless Device Payment Plans (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Device Payment Plan Receivables, Net
The following table displays device payment plan agreement receivables, net, that continue to be recognized in our consolidated balance sheets:

	(dollars in millions)
At December 31,	2018	2017
Device payment plan agreement receivables, gross	$19,313	$17,770
Unamortized imputed interest	(546)	(821)
Device payment plan agreement receivables, net of unamortized imputed interest	18,767	16,949
Allowance for credit losses	(597)	(848)
Device payment plan agreement receivables, net	$18,170	$16,101

Classified in our consolidated balance sheets:
Accounts receivable, net	$12,624	$11,064
Other assets	5,546	5,037
Device payment plan agreement receivables, net	$18,170	$16,101

Balance and Aging of Device Payment Plan Agreement Receivables on Gross Basis
The balance and aging of the device payment plan agreement receivables on a gross basis was as follows:

	(dollars in millions)
At December 31,	2018	2017
Unbilled	$18,043	$16,591
Billed:
Current	986	975
Past due	284	204
Device payment plan agreement receivables, gross	$19,313	$17,770

Activity in Allowance for Credit Losses for Device Payment Plan Agreement Receivables
Activity in the allowance for credit losses for the device payment plan agreement receivables was as follows:

	(dollars in millions)
	2018	2017
Balance at January 1,	$848	$688
Bad debt expense	459	718
Write-offs	(710)	(558)
Balance at December 31,	$597	$848